UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22338

Legg Mason Global Asset Management Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: September 30

Date of reporting period: December 31, 2014

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

LEGG MASON BW DIVERSIFIED LARGE CAP VALUE FUND

FORM N-Q

DECEMBER 31, 2014

LEGG MASON BW DIVERSIFIED LARGE CAP VALUE FUND

Schedule of investments (unaudited)	December 31, 2014

SECURITY	SHARES	VALUE
COMMON STOCKS - 99.3%
CONSUMER DISCRETIONARY - 6.4%
Auto Components - 0.5%
Johnson Controls Inc.	72,700	$3,514,318
Lear Corp.	9,100	892,528

Total Auto Components		4,406,846

Automobiles - 0.3%
Ford Motor Co.	96,400	1,494,200
Harley-Davidson Inc.	11,400	751,374

Total Automobiles		2,245,574

Hotels, Restaurants & Leisure - 1.0%
Carnival Corp.	44,000	1,994,520
Hyatt Hotels Corp., Class A Shares	3,700	222,777	*
McDonald’s Corp.	50,700	4,750,590
Royal Caribbean Cruises Ltd.	17,400	1,434,282
Wyndham Worldwide Corp.	6,600	566,016

Total Hotels, Restaurants & Leisure		8,968,185

Household Durables - 0.4%
Garmin Ltd.	10,700	565,281
Newell Rubbermaid Inc.	30,600	1,165,554
PulteGroup Inc.	28,500	611,610
Whirlpool Corp.	5,600	1,084,944

Total Household Durables		3,427,389

Leisure Products - 0.1%
Hasbro Inc.	13,300	731,367

Media - 2.4%
DIRECTV	57,600	4,993,920	*
Gannett Co. Inc.	24,100	769,513
Omnicom Group Inc.	23,500	1,820,545
Time Warner Inc.	152,300	13,009,466

Total Media		20,593,444

Multiline Retail - 1.0%
Dillard’s Inc., Class A Shares	2,900	363,022
Kohl’s Corp.	23,100	1,410,024
Macy’s Inc.	83,200	5,470,400
Nordstrom Inc.	17,300	1,373,447

Total Multiline Retail		8,616,893

Specialty Retail - 0.7%
AutoNation Inc.	10,200	616,182	*
AutoZone Inc.	3,400	2,104,974	*
Bed Bath & Beyond Inc.	9,900	754,083	*
Foot Locker Inc.	10,700	601,126
GameStop Corp., Class A Shares	5,700	192,660
Gap Inc.	19,000	800,090
Penske Automotive Group Inc.	9,800	480,886
Staples Inc.	15,600	282,672

Total Specialty Retail		5,832,673

TOTAL CONSUMER DISCRETIONARY		54,822,371

CONSUMER STAPLES - 8.1%
Beverages - 0.3%
Coca-Cola Enterprises Inc.	28,500	1,260,270
Dr. Pepper Snapple Group Inc.	14,800	1,060,864

Total Beverages		2,321,134

Food & Staples Retailing - 3.4%
Kroger Co.	54,500	3,499,445

See Notes to Schedule of Investments.

LEGG MASON BW DIVERSIFIED LARGE CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2014

SECURITY	SHARES	VALUE
Food & Staples Retailing - (continued)
Wal-Mart Stores Inc.	303,100	$26,030,228

Total Food & Staples Retailing		29,529,673

Food Products - 1.6%
Archer-Daniels-Midland Co.	70,400	3,660,800
Bunge Ltd.	13,200	1,200,012
Campbell Soup Co.	16,300	717,200
General Mills Inc.	66,900	3,567,777
Ingredion Inc.	3,800	322,392
J.M. Smucker Co.	2,700	272,646
Kellogg Co.	18,600	1,217,184
Kraft Foods Group Inc.	30,700	1,923,662
Pilgrim’s Pride Corp.	18,800	616,452	*

Total Food Products		13,498,125

Household Products - 0.6%
Energizer Holdings Inc.	6,500	835,640
Kimberly-Clark Corp.	40,100	4,633,154

Total Household Products		5,468,794

Tobacco - 2.2%
Altria Group Inc.	175,400	8,641,958
Philip Morris International Inc.	80,900	6,589,305
Reynolds American Inc.	57,200	3,676,244

Total Tobacco		18,907,507

TOTAL CONSUMER STAPLES		69,725,233

ENERGY - 10.1%
Energy Equipment & Services - 1.2%
Baker Hughes Inc.	32,000	1,794,240
National-Oilwell Varco Inc.	45,500	2,981,615
Schlumberger Ltd.	66,900	5,713,929

Total Energy Equipment & Services		10,489,784

Oil, Gas & Consumable Fuels - 8.9%
Chevron Corp.	98,600	11,060,948
Cimarex Energy Co.	2,200	233,200
ConocoPhillips	163,700	11,305,122
CONSOL Energy Inc.	16,900	571,389
Devon Energy Corp.	42,700	2,613,667
EOG Resources Inc.	14,000	1,288,980
Exxon Mobil Corp.	325,700	30,110,965
Hess Corp.	36,000	2,657,520
Marathon Petroleum Corp.	21,600	1,949,616
Occidental Petroleum Corp.	85,100	6,859,911
Phillips 66	64,700	4,638,990
Tesoro Corp.	6,900	513,015
Valero Energy Corp.	50,700	2,509,650

Total Oil, Gas & Consumable Fuels		76,312,973

TOTAL ENERGY		86,802,757

EXCHANGE-TRADED FUNDS - 1.7%
iShares Trust - iShares Russell 1000 Value Index Fund	136,500	14,250,600

FINANCIALS - 26.7%
Banks - 12.7%
Bank of America Corp.	1,138,700	20,371,343
Citigroup Inc.	157,300	8,511,503
Comerica Inc.	18,800	880,592
Commerce Bancshares Inc.	11,105	482,956
Fifth Third Bancorp	90,500	1,843,938
Huntington Bancshares Inc.	87,600	921,552
JPMorgan Chase & Co.	434,600	27,197,268
KeyCorp	96,800	1,345,520

See Notes to Schedule of Investments.

LEGG MASON BW DIVERSIFIED LARGE CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2014

SECURITY	SHARES	VALUE
Banks - (continued)
PNC Financial Services Group Inc.	55,600	$5,072,388
Regions Financial Corp.	148,200	1,564,992
SunTrust Banks Inc.	56,000	2,346,400
U.S. Bancorp	174,300	7,834,785
Wells Fargo & Co.	562,600	30,841,732

Total Banks		109,214,969

Capital Markets - 4.8%
Ameriprise Financial Inc.	20,800	2,750,800
Bank of New York Mellon Corp.	122,100	4,953,597
BlackRock Inc.	17,000	6,078,520
Eaton Vance Corp.	3,000	122,790
Franklin Resources Inc.	66,900	3,704,253
Goldman Sachs Group Inc.	47,600	9,226,308
Invesco Ltd.	47,000	1,857,440
Morgan Stanley	207,900	8,066,520
Northern Trust Corp.	21,600	1,455,840
State Street Corp.	22,000	1,727,000
T. Rowe Price Group Inc.	13,700	1,176,282

Total Capital Markets		41,119,350

Consumer Finance - 2.2%
American Express Co.	113,800	10,587,952
Capital One Financial Corp.	52,600	4,342,130
Discover Financial Services	50,700	3,320,343
Navient Corp.	42,000	907,620

Total Consumer Finance		19,158,045

Diversified Financial Services - 0.3%
Principal Financial Group Inc.	31,400	1,630,916
Voya Financial Inc.	12,900	546,702

Total Diversified Financial Services		2,177,618

Insurance - 6.6%
ACE Ltd.	35,900	4,124,192
AFLAC Inc.	11,500	702,535
Alleghany Corp.	1,900	880,650	*
Allstate Corp.	49,200	3,456,300
American Financial Group Inc.	22,100	1,341,912
American International Group Inc.	155,800	8,726,358
Arch Capital Group Ltd.	3,300	195,030	*
Assurant Inc.	8,100	554,283
Assured Guaranty Ltd.	13,500	350,865
Axis Capital Holdings Ltd.	5,300	270,777
Chubb Corp.	67,300	6,963,531
Cincinnati Financial Corp.	8,400	435,372
Everest Re Group Ltd.	5,200	885,560
Hartford Financial Services Group Inc.	22,400	933,856
HCC Insurance Holdings Inc.	14,700	786,744
Lincoln National Corp.	28,500	1,643,595
Loews Corp.	9,600	403,392
Markel Corp.	700	477,988	*
MetLife Inc.	57,900	3,131,811
PartnerRe Ltd.	5,700	650,541
Progressive Corp.	30,700	828,593
Prudential Financial Inc.	49,200	4,450,632
Reinsurance Group of America Inc.	9,100	797,342
RenaissanceRe Holdings Ltd.	12,800	1,244,416
Torchmark Corp.	37,500	2,031,375
Travelers Cos. Inc.	81,300	8,605,605
Unum Group	27,700	966,176
W.R. Berkley Corp.	9,200	471,592

See Notes to Schedule of Investments.

LEGG MASON BW DIVERSIFIED LARGE CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2014

SECURITY	SHARES	VALUE
Insurance - (continued)
XL Group PLC	13,700	$470,869

Total Insurance		56,781,892

Thrifts & Mortgage Finance - 0.1%
New York Community Bancorp Inc.	47,000	752,000
People’s United Financial Inc.	16,800	255,024

Total Thrifts & Mortgage Finance		1,007,024

TOTAL FINANCIALS		229,458,898

HEALTH CARE - 11.1%
Biotechnology - 1.9%
Amgen Inc.	79,600	12,679,484
Gilead Sciences Inc.	36,700	3,459,342	*

Total Biotechnology		16,138,826

Health Care Equipment & Supplies - 1.8%
Baxter International Inc.	28,400	2,081,436
Medtronic Inc.	106,700	7,703,740
St. Jude Medical Inc.	30,200	1,963,906
Zimmer Holdings Inc.	35,100	3,981,042

Total Health Care Equipment & Supplies		15,730,124

Health Care Providers & Services - 3.0%
Aetna Inc.	18,200	1,616,706
Anthem Inc.	31,800	3,996,306
CIGNA Corp.	29,800	3,066,718
HCA Holdings Inc.	33,600	2,465,904	*
Humana Inc.	16,200	2,326,806
Laboratory Corporation of America Holdings	4,600	496,340	*
Quest Diagnostics Inc.	7,300	489,538
UnitedHealth Group Inc.	108,200	10,937,938

Total Health Care Providers & Services		25,396,256

Pharmaceuticals - 4.4%
Johnson & Johnson	145,900	15,256,763
Merck & Co. Inc.	309,500	17,576,505
Pfizer Inc.	160,800	5,008,920

Total Pharmaceuticals		37,842,188

TOTAL HEALTH CARE		95,107,394

INDUSTRIALS - 11.9%
Aerospace & Defense - 3.7%
Boeing Co.	18,200	2,365,636
General Dynamics Corp.	40,400	5,559,848
Honeywell International Inc.	64,500	6,444,840
Huntington Ingalls Industries Inc.	2,700	303,642
L-3 Communications Holdings Inc.	9,900	1,249,479
Lockheed Martin Corp.	34,800	6,701,436
Northrop Grumman Corp.	32,200	4,745,958
Raytheon Co.	34,800	3,764,316
Rockwell Collins Inc.	14,100	1,191,168

Total Aerospace & Defense		32,326,323

Airlines - 0.5%
Alaska Air Group Inc.	15,100	902,376
Delta Air Lines Inc.	63,600	3,128,484

Total Airlines		4,030,860

Commercial Services & Supplies - 0.1%
ADT Corp.	8,800	318,824

See Notes to Schedule of Investments.

LEGG MASON BW DIVERSIFIED LARGE CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2014

SECURITY	SHARES	VALUE
Commercial Services & Supplies - (continued)
Pitney Bowes Inc.	9,500	$231,515

Total Commercial Services & Supplies		550,339

Electrical Equipment - 0.5%
Emerson Electric Co.	67,700	4,179,121

Industrial Conglomerates - 4.0%
General Electric Co.	1,179,600	29,808,492
United Technologies Corp.	43,900	5,048,500

Total Industrial Conglomerates		34,856,992

Machinery - 2.1%
Caterpillar Inc.	46,900	4,292,757
Cummins Inc.	17,000	2,450,890
Deere & Co.	27,300	2,415,231
Dover Corp.	16,200	1,161,864
Ingersoll-Rand PLC	18,600	1,179,054
Lincoln Electric Holdings Inc.	5,700	393,813
PACCAR Inc.	18,600	1,264,986
Parker Hannifin Corp.	15,100	1,947,145
Snap-on Inc.	6,500	888,810
Stanley Black & Decker Inc.	16,300	1,566,104
WABCO Holdings Inc.	3,000	314,340	*

Total Machinery		17,874,994

Professional Services - 0.1%
Dun & Bradstreet Corp.	4,500	544,320

Road & Rail - 0.9%
AMERCO	1,500	426,390
CSX Corp.	108,600	3,934,578
Norfolk Southern Corp.	34,000	3,726,740

Total Road & Rail		8,087,708

TOTAL INDUSTRIALS		102,450,657

INFORMATION TECHNOLOGY - 17.8%
Communications Equipment - 2.0%
Brocade Communications Systems Inc.	23,400	277,056
Cisco Systems Inc.	266,000	7,398,790
Harris Corp.	11,700	840,294
QUALCOMM Inc.	116,800	8,681,744

Total Communications Equipment		17,197,884

Electronic Equipment, Instruments & Components - 0.6%
Arrow Electronics Inc.	11,300	654,157	*
Avnet Inc.	21,700	933,534
Corning Inc.	154,000	3,531,220

Total Electronic Equipment, Instruments & Components		5,118,911

IT Services - 0.9%
Accenture PLC, Class A Shares	47,300	4,224,363
Computer Sciences Corp.	15,200	958,360
Western Union Co.	27,500	492,525
Xerox Corp.	130,400	1,807,344

Total IT Services		7,482,592

Semiconductors & Semiconductor Equipment - 1.3%
Intel Corp.	250,600	9,094,274
Lam Research Corp.	12,200	967,948
NVIDIA Corp.	61,200	1,227,060

Total Semiconductors & Semiconductor Equipment		11,289,282

Software - 5.2%
CA Inc.	11,400	347,130
Microsoft Corp.	623,500	28,961,575
Oracle Corp.	334,500	15,042,465

See Notes to Schedule of Investments.

LEGG MASON BW DIVERSIFIED LARGE CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2014

SECURITY	SHARES	VALUE
Software - (continued)
Symantec Corp.	30,700	$787,609

Total Software		45,138,779

Technology Hardware, Storage & Peripherals - 7.8%
Apple Inc.	449,300	49,593,734
EMC Corp.	139,900	4,160,626
Hewlett-Packard Co.	202,900	8,142,377
SanDisk Corp.	21,600	2,116,368
Western Digital Corp.	24,300	2,690,010

Total Technology Hardware, Storage & Peripherals		66,703,115

TOTAL INFORMATION TECHNOLOGY		152,930,563

MATERIALS - 2.9%
Chemicals - 2.2%
Ashland Inc.	8,000	958,080
Celanese Corp., Series A Shares	16,400	983,344
CF Industries Holdings Inc.	3,700	1,008,398
Dow Chemical Co.	60,900	2,777,649
E.I. du Pont de Nemours & Co.	79,400	5,870,836
Eastman Chemical Co.	11,400	864,804
Huntsman Corp.	25,500	580,890
LyondellBasell Industries NV, Class A Shares	59,100	4,691,949
Mosaic Co.	13,700	625,405
Westlake Chemical Corp.	13,700	836,933

Total Chemicals		19,198,288

Containers & Packaging - 0.5%
Avery Dennison Corp.	7,300	378,724
Ball Corp.	10,300	702,151
Bemis Co. Inc.	11,300	510,873
Crown Holdings Inc.	14,900	758,410	*
MeadWestvaco Corp.	12,900	572,631
Packaging Corp. of America	7,300	569,765
Rock-Tenn Co., Class A Shares	3,500	213,430
Sonoco Products Co.	11,300	493,810

Total Containers & Packaging		4,199,794

Metals & Mining - 0.1%
Allegheny Technologies Inc.	2,100	73,017
Nucor Corp.	13,200	647,460

Total Metals & Mining		720,477

Paper & Forest Products - 0.1%
International Paper Co.	22,000	1,178,760

TOTAL MATERIALS		25,297,319

TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
CenturyLink Inc.	14,500	573,910

UTILITIES - 2.5%
Electric Utilities - 1.5%
American Electric Power Co. Inc.	36,000	2,185,920
Duke Energy Corp.	51,800	4,327,372
Edison International	23,500	1,538,780
Exelon Corp.	64,500	2,391,660
FirstEnergy Corp.	18,600	725,214
Northeast Utilities	28,800	1,541,376

See Notes to Schedule of Investments.

LEGG MASON BW DIVERSIFIED LARGE CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2014

SECURITY		SHARES	VALUE
Electric Utilities - (continued)
Pinnacle West Capital Corp.		5,700	$389,367

Total Electric Utilities			13,099,689

Independent Power and Renewable Electricity Producers - 0.1%
AES Corp.		79,000	1,087,830

Multi-Utilities - 0.8%
Alliant Energy Corp.		11,800	783,756
Ameren Corp.		25,100	1,157,863
Consolidated Edison Inc.		15,200	1,003,352
DTE Energy Co.		9,200	794,604
OGE Energy Corp.		10,400	368,992
Public Service Enterprise Group Inc.		41,700	1,726,797
Wisconsin Energy Corp.		15,200	801,648

Total Multi-Utilities			6,637,012

Water Utilities - 0.1%
American Water Works Co. Inc.		14,900	794,170

TOTAL UTILITIES			21,618,701

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $627,546,735)			853,038,403

	RATE
SHORT-TERM INVESTMENTS - 0.7%
State Street Institutional Liquid Reserves Fund, Premier Class (Cost - $5,630,452)	0.060%	5,630,452	5,630,452

TOTAL INVESTMENTS - 100.0% (Cost - $633,177,187#)			858,668,855
Other Assets in Excess of Liabilities - 0.0%			134,697

TOTAL NET ASSETS - 100.0%			$858,803,552

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Legg Mason BW Diversified Large Cap Value Fund (the “Fund”) is a separate diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

Notes to Schedule of Investments (unaudited) (continued)

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common stocks†	$853,038,403	—	—	$853,038,403

Short-term investments†	5,630,452	—	—	5,630,452

Total investments	$858,668,855	—	—	$858,668,855

†	See Schedule of Investments for additional detailed categorizations.

2. Investments

At December 31, 2014, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$233,078,548
Gross unrealized depreciation	(7,586,880)

Net unrealized appreciation	$225,491,668

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Global Asset Management Trust

By	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	February 25, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	February 25, 2015

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	February 25, 2015